Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 2, 2012
Registrant Name	dei_EntityRegistrantName	VALIC Co II
Central Index Key	dei_EntityCentralIndexKey	0001062374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012

International Small Cap Equity Fund (Prospectus Summary): | International Small Cap Equity Fund
International Small Cap Equity Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

VALIC COMPANY II

International Small Cap Equity Fund

Supplement to the Prospectus dated January 1, 2012

Supplement to the Summary Prospectus dated January 1, 2012

On January 31, 2012, the Board of Trustees (the ���Board���) of VALIC Company II (���VC II���) approved a name change for the International Small Cap Equity Fund (the ���Fund���) and certain changes to the Fund���s principal investment strategies and principal investment risks. The following changes will become effective on or about May 1, 2012.

 ������������

������ ��������������������� Name Change . The Fund���s name will change to the ���International Opportunities Fund.���

Principal Investment Strategies .
���

Principal Investment Strategies . The Fund���s principal investment strategy currently reads as follows: ���Under normal market conditions, at least 80% of the Fund���s net assets will be invested in equity and equity-related securities of small cap companies throughout the world, excluding the United States. The definition of a ���small cap company��� is dependent on the size of the market. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small cap companies whose capitalization, at the time of purchase, does not exceed U.S. $6 billion.���

This policy may be changed by the Board without shareholder approval provided written notice is provided 60 days in advance of such change. The Board approved the following revised policy:

Under normal market conditions, at least 80% of the Fund���s net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase does not exceed $10 billion.

Principal Investment Risks .
���

Principal Investment Risks . The Fund is currently subject to the following principal investment risks: Active Management Risk, Emerging Markets Risk, Foreign Investment Risk, Geographic Concentration Risk, Market Risk and Small Capitalization Company Risk.

Upon the change of the Fund���s principal investment strategy, Small Capitalization Company Risk will be replaced with Small and Medium Sized Companies Risk.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
International Small Cap Equity Fund (Prospectus Summary): | International Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	International Small Cap Equity Fund
Supplement Text	ck0001062374_SupplementTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

VALIC COMPANY II

International Small Cap Equity Fund

Supplement to the Prospectus dated January 1, 2012

Supplement to the Summary Prospectus dated January 1, 2012

On January 31, 2012, the Board of Trustees (the ���Board���) of VALIC Company II (���VC II���) approved a name change for the International Small Cap Equity Fund (the ���Fund���) and certain changes to the Fund���s principal investment strategies and principal investment risks. The following changes will become effective on or about May 1, 2012.

 ������������

������ ��������������������� Name Change . The Fund���s name will change to the ���International Opportunities Fund.���

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies .
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
���

Principal Investment Strategies . The Fund���s principal investment strategy currently reads as follows: ���Under normal market conditions, at least 80% of the Fund���s net assets will be invested in equity and equity-related securities of small cap companies throughout the world, excluding the United States. The definition of a ���small cap company��� is dependent on the size of the market. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small cap companies whose capitalization, at the time of purchase, does not exceed U.S. $6 billion.���

This policy may be changed by the Board without shareholder approval provided written notice is provided 60 days in advance of such change. The Board approved the following revised policy:

Under normal market conditions, at least 80% of the Fund���s net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase does not exceed $10 billion.

Risk, Heading	rr_RiskHeading	Principal Investment Risks .
Risk, Narrative	rr_RiskNarrativeTextBlock
���

Principal Investment Risks . The Fund is currently subject to the following principal investment risks: Active Management Risk, Emerging Markets Risk, Foreign Investment Risk, Geographic Concentration Risk, Market Risk and Small Capitalization Company Risk.

Upon the change of the Fund���s principal investment strategy, Small Capitalization Company Risk will be replaced with Small and Medium Sized Companies Risk.

International Small Cap Equity Fund | International Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VISEX